Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Reconciliation of income taxes at the statutory rate and income taxes shown in the Statement of Earnings
The following is a reconciliation of income taxes at the statutory rate (21% in 2019 and 2018 and 35% in 2017) to the provision for income taxes as shown in GALIC’s Statement of Earnings (dollars in millions):

	2019		2018		2017
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT

Earnings before income taxes (“EBT”)	$497		$256		$381

Income taxes at statutory rate	$104	21%	$54	21%	$133	35%
Effect of permanent items	(2)	—%	(7)	(3%)	(4)	(1%)
Effect of change in U.S. corporate tax rate	—	—%	—	—%	(24)	(6%)
Provision for income taxes as shown in the statement of earnings	$102	21%	$47	18%	$105	28%

Components of income tax provision (credit)
The total income tax provision (credit) consists of (in millions):

	2019	2018	2017
Current taxes:
Federal	$152	$130	$183
State	4	3	3
Deferred taxes:
Federal	(54)	(86)	(57)
Impact of change in U.S. corporate tax rate	—	—	(24)
Provision for income taxes	$102	$47	$105

Components of deferred tax assets and liabilities
Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in GALIC’s Balance Sheet at December 31 were as follows (in millions):

	2019			2018
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$601	$46	$647	$521	$3	$524
Other, net	7	(2)	5	8	—	8
Total deferred tax assets	608	44	652	529	3	532
Deferred tax liabilities:
Investment securities	(78)	(369)	(447)	(23)	(22)	(45)
Deferred policy acquisition costs	(236)	143	(93)	(248)	8	(240)
Insurance claims and reserves transition liability	(68)	—	(68)	(79)	—	(79)
Total deferred tax liabilities	(382)	(226)	(608)	(350)	(14)	(364)
Net deferred tax asset (liability)	$226	$(182)	$44	$179	$(11)	$168